Share based compensation (Details) - $ / shares						1 Months Ended
	Apr. 04, 2018	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014	Nov. 30, 2015	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SAR Awarded (in shares)	1,719,733
Average expected exercise life	4 years 3 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected exercise life		5 years	5 years	5 years	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected exercise life		4 years	4 years 2 months 12 days	4 years 6 months	4 years 7 months 6 days
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SAR Awarded (in shares)	1,719,733	205,519	37,797	5,595	22,118
Exercise price (in dollars per share)	$ 7.40	$ 9.20	$ 10.25	$ 13.91	$ 13.66
Vesting period	3 years	3 years	3 years	3 years	3 years
Grant price (in dollars per share)	$ 7.40	$ 9.20		$ 13.91	$ 13.66		$ 10.25
Dividend yield (in hundredths)	0.00%	6.63%	3.90%	2.88%	2.93%
Risk-free rate of return (in hundredths)	2.51%	1.79%		2.20%	2.06%	1.90%
Expected volatility (in hundredths)	40.59%	58.09%		53.60%	56.31%	61.38%
Weighted average fair value (in dollars per share)	$ 2.67	$ 2.20		$ 4.20	$ 4.17	$ 2.98